OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Input VAT receivable	$ 12,800		$ 1,955
Investment in films and TV Series	3,634	[1]		[1]
Prepaid income tax	684
Prepaid agency fees	538		262
Advances to employees	428		418
Short-term deposits	449		1,588
Other assets from nonmonetary transactions	182	[2]	1,736	[2]
Interest receivable	422		438
Loan receivable from a third party		[3]	1,732	[3]
Other prepaid expenses	1,300		1,659
Total other current assets	20,437		9,788
Loan receivable, interest rate	15.00%
Loan receivable from a third party	$ 329		$ (1,579)

[1]	Investment in films and TV Series represents the amounts invested in films and TV Series produced by other companies. The Group shares profit of the invested films and TV Series based on its investment as a percentage of the total investment for a film or TV series, however it does not own any copy right. Amounts related to the films and TV Series that are expected to release within one year from December 31, 2013 are recorded as current assets. Amounts related to films and TV Series that are expected to release after one year from December 31, 2013 are recorded as other non-current assets.
[2]	Other assets from nonmonetary transactions primarily consist of exchanged golf club membership cards and vehicles, etc. for the year 2012 and 2013, respectively.
[3]	Loan receivable is related to amounts lent to a third party company for corporation on a TV series with stated term of one year and annual interest rate of 15%, which have been received with amounts of $329 and impaired the remaining amounts by December 31, 2013.